WARRANT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Warrant Liabilities

The Warrant liabilities are comprised of the following at June 30:

	Debenture Warrant Liability	Leapfrog Warrant Liability	Derivative Liability
Balance as of beginning of period (December 31, 2018)	4,323,357	622,296	496,241
Adjustments to Warrants Outstanding	—	—	—
Adjustment to fair value	1,577,865	208,072	175,914
Balance as of end of period (March 31, 2019)	5,901,222	830,368	672,155

Adjustments to Warrants Outstanding	—	—	—
Adjustment to fair value	2,313,813	330,982	230,760
Balance as of end of period (June 30, 2019)	8,215,035	1,161,350	902,915

	Debenture Warrant Liability	Leapfrog Warrant Liability	Derivative Liability
Balance as of beginning of period (December 31, 2017)	7,256,864	1,873,107	2,026,031
Adjustments to Warrants Outstanding	—	—	—
Adjustment to fair value	(2,409,444)	(629,171)	(685,080)
Balance as of end of period (March 31, 2018)	4,847,420	1,243,936	1,340,951

Adjustments to Warrants Outstanding	—	—	(328,627)
Adjustment to fair value	862,115	269,127	210,950
Balance as of end of period (June 30, 2018)	5,709,535	1,513,063	1,223,274

The Warrant liabilities are comprised of the following at December 31:

	2018	2017
Outstanding, beginning of the period	$11,156,003	$—
Initial derivative liability on issuance of warrants	3,240,127	7,453,615
Change in fair value	(8,953,933)	4,134,166
Less accretion and conversion of debenture warrants	—	(431,780)
Warrant liabilities	$5,442,195	$11,156,001